As filed with the Securities and Exchange Commission on December 8, 2008
1933 Act File No. 333-98485
1940 Act File No. 811-21186

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 7	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 8	☑
WILLIAMS CAPITAL MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
570 Seventh Avenue
New York, New York 10018
(Address of Principal Executive Offices) (Zip Code)
(212) 373-4240
(Registrant’s Telephone Number, including Area Code)
Dail St. Claire
Williams Capital Management
570 Seventh Avenue
New York, New York 10018
(Name and Address of Agent for Service)
With copies to:
Sidley Austin LLP
Frank P. Bruno
787 Seventh Avenue
New York, New York 10019
It is proposed that this filing will become effective (check appropriate box):
☐     immediately upon filing pursuant to paragraph (b) of Rule 485
☐     on                      pursuant to paragraph (b) of Rule 485
☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐     on                      pursuant to paragraph (a)(1) of Rule 485
☑     75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     on                      pursuant to paragraph (a)(2) of Rule 485

Supplement dated February 28, 2009 to the Williams Capital Government Money
Market Fund — Institutional Shares Prospectus dated February 28, 2009
     The Williams Capital Government Money Market Fund (the “Fund”) currently participates in the United States Department of the Treasury’s Temporary Guaranty Program for Money Market Funds (the “Program”). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008. The Program applies only to shareholders of record of a participating fund on September 19, 2008 who continuously maintain a fund account from the period of September 19, 2008 until the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or (b) the number of shares owned by the record holder on the date of the Guarantee Event. If a Guarantee Event occurs, a fund would have to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program.
     Unless extended by the Treasury, the Program is due to expire on April 30, 2009. There is no assurance that the Fund will be able to participate in the Program if it is extended beyond April 30, 2009. If a Guarantee Event occurs after the Program expires, or, if sooner, after the Fund ceases to participate in the Program, neither the fund nor any shareholder will be entitled to any payment under the Program.
     As of the date of this Supplement, assets available to the Program to support all participating money market funds do not exceed $50 billion. As of the date of this Supplement, more information about the Program is available at http://www.ustreas.gov.

WILLIAMS CAPITAL MANAGEMENT TRUST

PROSPECTUS
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
WILLIAMS CAPITAL LIQUID ASSETS FUND
Service Shares
Investment Adviser: Williams Capital Management, LLC
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
February 28, 2009

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Overview
Williams Capital Management Trust (the “Trust”) is a mutual fund family that offers different classes of shares in separate funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Williams Capital Government Money Market Fund (the “Government Fund”) and the Williams Capital Liquid Assets Fund (the “Liquid Assets Fund”, and each a “Fund” and together, the “Funds”) that you should know before investing. Investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. Please read this prospectus and keep it for future reference.
Money Market Fund Rules
     To be called a money market fund, a mutual fund must operate within strict Federal rules. Designed to help maintain a $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of these rules are:

•	Individual securities must have remaining maturities of no more than 397 days.

•	The dollar-weighted average maturity of the fund’s holdings cannot exceed 90 days; a “AAA” rated fund must restrict this to 60 days.

•	All securities must be in the top two credit grades for short-term securities.

•	All securities must be denominated in U.S. dollars.

     Each Fund intends to maintain an AAA rating from one or more Nationally Recognized Statistical Rating Organizations (NRSRO).
     Each Fund will maintain a maximum 60-day weighted average maturity and will comply with other guidelines as required by the NRSRO.
The Funds:
Williams Capital Government Money Market Fund invests in U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
Williams Capital Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

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WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
SUMMARY
Investment Objective
     The Government Fund is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Primary Investment Strategy
     The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
Key Risks
     All money market instruments may change in value in response to changes in interest rates. The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.
     An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.
Performance Information
     The Service Shares have not yet commenced operations and therefore do not have a performance history. The following “Performance Information” chart reflects the performance of the Government Fund’s Institutional Shares*.
     The following chart demonstrates the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. In June 2008, the Government Fund changed its investment policy from investing in high-grade money market instruments generally to it’s current policy of investing in U.S. Treasury and U.S. Government agency obligations and repurchase agreements collateralized by cash or such obligations. As a result, the performance for most of the periods indicated below are reflective of the Government Fund’s prior investment policy. Past performance is not an indication of future performance.
[The following table was represented as a bar chart in the printed material.]

2003	0.97%*
2004	2.24%
2005	3.09%
2006	4.97%
2007	5.26%
2008	%

Of course, past performance does not indicate how the Government Fund will perform in the future.

	Institutional Shares*
Best Quarter:	3Q ’07	1.33%
Worst Quarter:	3Q ’03	0.23%

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Average Annual Returns			Since Inception of
For the periods ending 12/31/08	One Year	Three Year	the Share Class**
Government Fund	%	%	%
The returns listed above are quoted net of all fees. The inception date of the Institutional Share Class was 1/15/03. As of December 31, 2008, the Institutional Shares 7-day yield was             %***. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND.

*	Returns illustrated are from the Portfolio’s Institutional Shares which are not offered in this prospectus. The Service Shares may have lower annual returns because the Services Shares’ expenses are higher.

**	For the period January 15, 2003 (commencement of operations) through December 31, 2003.

***	Amount reflects the effect of the contractual fee waivers and expense reimbursements by Williams Capital Management, LLC (the “Adviser”). If the contractual fee waivers and expense reimbursements had not been in effect, the yield would have been lower.

Expenses and Fees
     This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Government Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) (Reinvested Dividends)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses deducted from Government Fund assets):
Management Fees	0.12%
Distribution (12b-1) Fees[1]	0.25%
Shareholder Servicing Fees[2]	None
Other Expenses*		%

Total Annual Fund Operating Expenses[3]		%

Less Waivers and Reimbursements[4]		%)

Total Annual Fund Operating Expenses[5]	0.45%

1	The Government Fund’s Distribution Plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) provides for payments at an annual rate of up to 0.30% of the Service Shares’ average daily net assets. Until March 1, 2010, the Government Fund intends to make payments under the Rule 12b-1 Plan at an annual rate of 0.25% of the Service Shares’ average daily net assets.

2	The Government Fund’s Shareholder Servicing Plan (the “Service Plan”) provides for payments at an annual rate of up to 0.25% of the Service Shares’ average daily net assets. Until March 1, 2010, the Government Fund does not intend to make any payments under the Service Plan.

3	The total annual fund operating expenses do not correlate to the ratio of expenses to average daily net assets given in the financial highlights, which reflects the operating expenses of the Government Fund and does not include Acquired Fund fees and expenses. The Acquired Funds’ expense ratios amount to less than 0.01 % of the average daily net assets of the Government Fund.

4	The Adviser has contractually agreed to cap the Government Fund level operating expenses (Advisory Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares’ average daily net assets.

5	The Adviser’s contractual agreement to cap the Government Fund level operating expenses of the Service Shares will expire on March 1, 2010.

Example
     This Example is intended to help you compare the cost of investing in the Service Shares of the Government Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Service Shares of the Government Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$	$	$	$

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WILLIAMS CAPITAL LIQUID ASSETS FUND
SUMMARY
Investment Objective
The Liquid Assets Fund is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Primary Investment Strategy
The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.
Key Risks
All money market instruments may change in value in response to changes in interest rates. The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.
An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.
Performance Information
The Liquid Assets Fund has not yet commenced operations and therefore noperformance history is available. . After the first full calendar year a risk/return chart and table will be provided for the Government Fund’s Institutional Shares, if the Service Shares have not commenced operations by that time.
Expenses and Fees
This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Liquid Assets Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) (Reinvested Dividends)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None

Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees	0.12%
Distribution (12b-1) Fees[1]	0.25%
Shareholder Servicing Fees[2]	None
Other Expenses		%

Total Annual Fund Operating Expenses[3]		%

Less Waivers and Reimbursements[4]		%)

Total Annual Fund Operating Expenses[5]	0.45%

1	The Fund’s Distribution Plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) provides for payments at an annual rate of up to 0.30% of the Service Shares’ average daily net assets. Until March 1, 2009, the Fund intends to make payments under the Rule 12b-1 Plan at an annual rate of 0.25% of the Service Shares’ average daily net assets.

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2	The Fund’s Shareholder Servicing Plan (the “Service Plan”) provides for payments at an annual rate of up to 0.25% of the Service Shares’ average daily net assets. Until March 1, 2009, the Fund does not intend to make any payments under the Service Plan.

3	The total annual fund operating expenses do not correlate to the ratio of expenses to average daily net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses. The Acquired Funds’ expense ratios amount to less than 0.01 % of the average daily net assets of the Fund.

4	The Adviser has contractually agreed to cap the Fund level operating expenses (Advisory Fees and Other Expenses) of the Service Shares at 0.45% (on an annualized basis) of the Service Shares’ average daily net assets.

5	The Adviser’s contractual agreement to cap the Fund level operating expenses of the Service Shares will expire on March 1, 2009.
Example
     This Example is intended to help you compare the cost of investing in the Service Shares of the Liquid Assets Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Service Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Service Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$	$	$	$

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FUND BASICS
Important Definitions
Asset-Backed and Mortgage-Backed Securities: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.
Commercial Paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.
Repurchase Agreement: A type of short-term investment. A dealer sells securities to the Fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
Dollar Weighted Average Maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must redeem the principal amount of the debt. “Dollar weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
Zero-Coupon Bonds: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.
Master Notes: Master notes are unsecured obligations that are redeemable upon demand.
Investment Details
Government Fund
     The Government Fund invests in U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
     Obligations held by the Government Fund will be “eligible securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.
     The Government Fund may invest in repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Government Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and pdrice. These transactions must be fully collateralized at all times.
     The Government Fund may invest in variable and floating rate instruments of the U.S. Government or its agencies that ultimately mature in more than 397 days.
Liquid Assets Fund
     The Liquid Assets Fund invests in a broad range of money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Liquid Assets Fund will be “eligible securities” as defined in Rule 2a-7 under the 1940 Act, which regulates money market mutual funds.
     The Liquid Assets Fund will invest only in high-quality money market instruments including, but not limited to, commercial paper, master notes, asset-backed and mortgage-backed securities, and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more nationally-recognized statistical rating organizations or are of comparable quality to securities having such ratings. Additionally, the Liquid Assets Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.

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     The Liquid Assets Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.
     The Liquid Assets Fund may invest in variable and floating rate instruments of the U.lS> Government or its agencies that ultimately mature in more than 397 days.
     The Liquid Assets Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Liquid Assets Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.
     The Liquid Assets Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which the Liquid Assets Fund may invest.

     The Adviser measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security’s credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Board of Trustees of the Trust.
     Investment objectives and investment policies or practices of each Fund that are not designated as fundamental may be changed by the Trust’s Board of Trustees without shareholder approval. Each Fund’s additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information. Additionally, a description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.
Other Risks and Considerations
     In addition to the risk of interest rate change discussed above, other risks could affect performance of the Funds such as:
–	The Adviser could select investments that underperform investments of other comparable funds;

–	An issuer of a security held by either Fund could default on its obligation to repay interest or principal;

–	The counterparty to a repurchase agreement or other transaction could default on its obligations;

–	Investing in floating or variable rate securities instead of fixed rate obligations diminishes the potential for capital appreciation as interest rates decrease;

–	A Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected; and

–	Over time, the real value of each Fund’s yield may be eroded by inflation.

Net Asset Value: The value of everything a Fund owns, minus everything it owes, divided by the number of the Fund’s shares held by shareholders.
Valuing Shares
     A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Service Shares you pay the NAV per share. Although each Fund seeks to maintain a NAV of $1.00 per share by valuing its portfolio of securities using the amortized cost method and complying with Rule 2a-7 under the 1940 Act, there is no guarantee it will be able to do so.

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     NAV is calculated separately for each class of shares of each Fund as of 5:00 p.m. Eastern time on each day both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of New York are open. Shares will not be priced on days when either the NYSE or the Federal Reserve Bank of New York is closed.
     Currently, each Fund offers only Institutional Shares. Service Shares are described in this Prospectus.
Market Timing
     Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board of Trustees has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to (i) each Fund’s use of the amortized cost methodology of maintaining each Fund’s NAV at $1.00 each day, (ii) nature of each Fund’s portfolio holdings, and (iii) nature of each Fund’s shareholders, it is unlikely that (a) market timing would be attempted by each Fund’s shareholders or (b) any attempts to market time each Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board of Trustees has not adopted a market timing policy for the Funds.
Disclosure of Portfolio Holdings
     A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Combined Statement of Additional Information (“SAI”).
     Management Fees: Fees paid to the Investment Adviser for portfolio management services.
     Distribution Fees: A method of charging distribution-related expenses against Fund assets.
     Shareholder Servicing Fees: Fees that are paid to the Investment Adviser and/or its affiliates for shareholder account service and maintenance.
     Other Expenses: Include administration, transfer agency and custody expenses, professional fees and registration fees.
Proper Form. A purchase order or a redemption request is in “proper form” upon receipt of Federal funds and when all required documents are properly completed, signed and received by the Funds. Additionally, when completing a new account application, you will be required to supply the Funds with information such as your tax identification number, that will assist the Funds in verifying your identity, as required by Federal law. If you are unable to provide sufficient information to verify your identity, the Funds will not open an account for you. As required by law, the Funds may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct.
SHAREHOLDER INFORMATION
     This section describes how to do business with the Fund.

How to Reach the Funds

By Telephone:	(866) WCM-FUND

By Mail:	Williams Capital Management Trust
[Name of Fund]
570 Seventh Avenue, 5th floor
New York, NY 10018

Buying Shares
     Shares of each Fund are sold at the NAV (generally $1.00) next determined after receipt of a purchase order in “proper form.” Purchase offers are accepted on any day on which both the NYSE and the Federal Reserve Bank of New York are open (“Fund Business Day”). Each Fund does not determine its NAV, and purchase orders are not accepted, on the days those institutions observe

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the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans’ Day, Thanksgiving Day and Christmas Day.
Methods for Purchasing Shares
     You may purchase shares of the Funds by the following methods:

–	By Telephone: You may call the Adviser at (866) WCM-FUND to request an account application form to open an account. Once the account application form has been signed, completed and has been received by the Adviser, an initial purchase may be made by check or wire. Subsequent purchases may then be requested by telephone. If the Adviser receives a completed purchase order, in proper form before 5:00 p.m. Eastern time (the “Cut-Off Time”), you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or the Bond Market Association recommends that the government securities markets close early, a Fund may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND.

Investors who place orders after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

–	Through a Financial Institution or Other Service Provider: You may purchase shares through a broker-dealer, financial adviser, financial institution or other service provider (each, an “Institution”) that has entered into an agreement with the Funds or the Distributor to purchase Service Shares.

–	By Mail: You may open an account directly by completing, signing and mailing an account application and a check made payable to the Name of Fundto:

Williams Capital Management Trust
[Name of Fund]
570 Seventh Avenue, 5th floor
New York, NY 10018

–	By Wire: To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND. If the Adviser receives a completed account application in proper form before the Cut-Off Time, you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or the Bond Market Association recommends that the government securities markets close early, a Fund may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND.

Investors who place orders after the Cut-Off Time become entitled to dividends on the following Fund Business Day.
     The following procedure will help assure prompt receipt of your Federal Reserve wire:
                    A. Telephone the Adviser toll free at (866) WCM-FUND and provide the following information:
–	Your name

–	Address

–	Telephone number

–	Taxpayer ID number

–	Name of Fund

–	The amount being wired

–	The identity of the bank wiring funds

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You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Adviser before wiring funds.)
               B. Instruct your bank to wire the specified amount to the Fund as follows:

The Bank of New York Mellon
Account Name: [Name of Fund]
Account Number: 8900587962
ABA Number: 021-000-018
Ref: [Shareholder Name and Account Number]
     To allow the Adviser to manage the Funds most effectively, investors are encouraged to execute all trades before 5:00 p.m. Eastern time. To protect each Fund’s performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. A Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund’s management.
     The Funds and the Adviser each reserves the right to reject any purchase order for any reason. The Funds do not accept third-party checks, money orders, traveler’s checks and credit card convenience checks for purchases. Bank starter checks will not be accepted for initial purchases.
Share Certificates
     The Bank of New York Mellon (the “Transfer Agent”) maintains a share account for each shareholder. The Funds do not issue share certificates.
Account Statements
     Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month. When share purchases are effected through an Institution, confirmations of the share purchases and monthly account statements will be sent to the Institution involved.
Minimum Investment Required
     The minimum initial investment in Service Shares of each Fund is $5,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.
     Due to the cost to the Funds of maintaining smaller accounts, the Funds reserve the right to redeem, upon 60 days’ written notice, all shares in an account with an aggregate NAV of less than $5,000 unless an investment is made to restore the minimum value.
Shares Held Through Institutions
     If shares are purchased through an Institution, the Institution (or its nominees) will normally be the holder of record of Fund shares acting on behalf of its customers and will reflect its customer’s beneficial ownership of shares in the account statements provided by it to its customers.
Selling Shares
     You may redeem your shares without charge at the NAV next determined after a Fund receives your redemption request in proper form. Each Fund will pay the proceeds of the withdrawal either in Federal funds or in securities (“in-kind”) at the discretion of the Adviser, normally on the same Fund Business Day as the withdrawal if the redemption order is received prior to the 5:00 p.m. Eastern time NAV calculation and on the next Fund Business Day after the withdrawal if the redemption order is received after the 5:00 p.m. Eastern time NAV calculation, but in any event no more than seven days after the withdrawal. A Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.

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     Each Fund reserves the right to make payment in-kind rather than iin cash for amounts redeemed by a shareholder in any 90-day period in excess of $250,000 or 1% of the Funds’ net assets, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemptions in-kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.
Methods for Selling Shares
     You may sell shares of a Fund by the following methods:

–	By Telephone: You may redeem your shares by telephoning the Adviser at (866) WCM-FUND. You must provide the Adviser with your account number, the name of the Fund and the exact name in which the shares are registered. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Adviser nor a Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

–	Written Requests Redemption requests may be made by writing to:

Williams Capital Management Trust
[Name of Fund]
570 Seventh Avenue, 5th floor
New York, NY 10018
Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

A written redemption request and any instruction to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account requires a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (NYSE Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent and Adviser may reject any signature guarantee if it believes the transaction would otherwise be improper.
     If a Fund receives your redemption request in proper form before 5:00 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If your redemption request is received in proper form after 5:00 p.m. Eastern time, payment is normally wired the next Fund Business Day.
     The Adviser may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to a Fund.
     Each Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets or the Securities and Exchange Commission orders the Fund to suspend redemptions.
Distribution Arrangements
     Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act under which a Fund may compensate its distributor for services in connection with the distribution of Service Shares of a Fund. The Distribution Plan calls for payments at an annual rate of up to 0.30% of the Service Shares’ average daily net assets. Each Fund has also adopted a Shareholder Servicing Plan under which a Fund may compensate its shareholder servicing agents, which may include the Adviser, for services provided to shareholders of Service Shares. The Shareholder Servicing Plan calls for payments at an annual rate of up to 0.25% of the Service Shares’ average daily net assets. These fees are paid out of each Fund’s assets on an ongoing basis. These fees will increase the cost of your investment.

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Dividends, Capital Gains and Taxation
Dividends
     Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of each month. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of a Fund unless cash payments are requested by contacting the Fund or an appointed service provider. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund or an appointed service provider. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.
Capital Gains Distributions
     Net realized short-term capital gain, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. Each Fund does not anticipate that it will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.
Taxation
     Dividends paid by a Fund out of its net investment income (including net realized short-term capital gains) generally are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. The tax rate on certain dividend income and long-term capital gains applicable to individuals has been reduced for taxable years beginning before 2011. However, to the extent a Fund’s distributions are derived from income on short-term debt securities and short-term capital gains, the Fund’s distributions will not be eligible for this reduced dividend tax rate.
     Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.
     If you redeem Fund shares you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

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     If you are neither a tax resident nor a citizen of the U.S. or if you are a foreign entity, a Fund’s ordinary income dividends (which may include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2009, certain distributions designated by the Fund as either interest-related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax. It cannot be predicted whether the Fund will make these designations.
     The Funds are required by Federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security number or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.
     Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.
     Some states and localities do not tax dividends paid on shares of a Fund that are attributable to interest from U.S. Government obligations (but may not exempt interest earned on repurchase agreements secured by such obligations).
     Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by a Fund will be mailed to shareholders shortly after the close of each calendar year.
     The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The SAI contains a more detailed discussion. Because other Federal, state or local considerations may apply, investors are urged to consult their tax advisors.
FUND MANAGEMENT
Board of Trustees
     The business of the Trust and the Funds is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Funds and meets regularly to review the Fund’s performance, monitor its investment activities and practices, and review other matters affecting the Funds and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the SAI under the heading “Management of the Funds.” The Trust’s Board of Trustees is comprised of Christopher J. Williams, Dail St. Claire, Desmond G. FitzGerald, Brian J. Heidtke and John E. Hull.
The Adviser
     Williams Capital Management, LLC serves as Adviser to the Funds pursuant to an investment advisory agreement with the Trust. The Adviser’s address is 570 Seventh Avenue, 5th Floor, New York, New York 10018. Subject to the general control of the Trust’s Board of Trustees, the Adviser manages the Funds, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser focuses on short-term fixed income investment strategies and as of January 31, 2009 had approximately $        million in assets under management. The Adviser is wholly-owned by The Williams Capital Group L.P., a Delaware limited partnership.
     Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser and holds a controlling interest in The Williams Capital Group, L.P. Dail St. Claire is the Managing Director of the Adviser and President of the Funds. Shayna Malnak is Sr. Credit Analyst of the Funds and the Adviser. She is also the Chief Compliance Officer of the Funds and the Adviser. Jeff Paul is Portfolio Manager of the Adviser and Lead Portfolio Manager of the Funds.
     For its services, the Adviser is entitled to receive a fee at an annual rate equal to 0.12% of each Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee and/or reimburse the Service Shares’ expenses to the extent necessary to maintain the Service Shares’ fund level operating expenses for each Fund at 0.45% of the Service Shares’ average daily net assets (the “Expense Limitation”). The Expense Limitation will expire on March 1, 2010.

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     The Adviser may make payments, out of the Adviser’s own assets, for distribution and/or administration services related to the Funds, to broker-dealers, financial intermediaries, record keepers and other service providers. For the year ended October 31, 2008, the Adviser paid $                     for such services for the Government Fund.
     For a discussion of the basis of the Trustees’ approval of the Government Fund’s investment advisory agreement, please see the Government Fund’s semi-annual shareholder report for the fiscal period ended April 30, 2008. A discussion of the basis of the Trustees’ approval of both Funds’ investment advisory arrangements will be included in the Funds’ semi-annual shareholder report for the period ended April 30, 2009.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE SAI AND THE FUND’S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND’S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.
FINANCIAL HIGHLIGHTS
     Financial Highlights for the Service Shares has been omitted because the Service Shares have not commenced investment operations as of the date of this Prospectus.

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NOTICE OF PRIVACY POLICY AND PRACTICES
Commitment to Shareholder Privacy
     Williams Capital Management Trust (the “Trust”) recognizes and respects the privacy expectations of each of our shareholders. We believe the confidentiality and protection of shareholder information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.
Collection and Disclosure of Shareholder Information
     The Trust collects, retains and uses shareholder information only where we reasonably believe it would be useful to the shareholder and allowed by law. We only use such information to enhance, evaluate or modify a shareholder’s relationship with the Trust — to administer shareholder accounts, or to identify specific financial needs and to provide shareholders with information about the Trust and related products and services. We do not sell personal information about shareholders to third parties for their independent use.
     Shareholder information collected by, or on behalf, of the Trust generally comes from the following sources:
•	account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or shareholders inquiring about the Trust;

•	transaction history of a shareholder’s account; or

•	third parties.
     We may disclose shareholder information to third parties that are not affiliated with the Trust:
•	as permitted by law, for example to service providers who maintain or service shareholder accounts for the Fund or to a shareholder’s broker or agent; or

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.
Security of Shareholder Information
     We require service providers to the Fund:
•	to maintain policies and procedures designed to assure only appropriate access to information about shareholders of the Fund;

•	to limit the use of information about shareholders of the Fund to the purposes for which the information was disclosed or as otherwise permitted by law; and

•	to maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of shareholders of the Fund.
THIS IS NOT PART OF THE PROSPECTUS.

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     For more information about the Funds:
     The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in each Fund’s annual and semi-annual reports. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance during its last fiscal year.
     The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request by calling (866) WCM-FUND.
     Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
Dail St. Claire, President
Williams Capital Government Money Market Fund
Williams Capital Liquid Assets Fund
Williams Capital Management Trust
570 Seventh Avenue, 5th Floor
New York, NY 10018
Investment Company Act File Number is 811-21186.

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WILLIAMS CAPITAL MANAGEMENT TRUST

PROSPECTUS
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
WILLIAMS CAPITAL LIQUID ASSETS FUND
Institutional Shares
Investment Adviser: Williams Capital Management, LLC
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
February 28, 2009

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Overview
Williams Capital Management Trust (the “Trust”) is a mutual fund family that offers different classes of shares in separate funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Williams Capital Government Money Market Fund (the “Government Fund”) and the Williams Capital Liquid Assets Fund (the “Liquid Assets Fund”, and each a “Fund” and together, the “Funds”) that you should know before investing. Investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. Please read this prospectus and keep it for future reference.
Money Market Fund Rules
     To be called a money market fund, a mutual fund must operate within strict Federal rules. Designed to help maintain a $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of these rules are:
•	Individual securities must have remaining maturities of no more than 397 days.

•	The dollar-weighted average maturity of the fund’s holdings cannot exceed 90 days; a “AAA” rated fund must restrict this to 60 days.

•	All securities must be in the top two credit grades for short-term securities.

•	All securities must be denominated in U.S. dollars.
     Each Fund intends to maintain an AAA rating from one or more Nationally Recognized Statistical Rating Organizations (NRSRO).
     Each Fund will maintain a maximum 60-day weighted average maturity and will comply with other guidelines as required by the NRSRO.
The Funds:
Williams Capital Government Money Market Fund invests in U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
Williams Capital Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

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WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
SUMMARY
Investment Objective
     The Government Fund is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Primary Investment Strategy
     The Government Fund invests in cash, U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations, and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
Key Risks
     All money market instruments may change in value in response to changes in interest rates. The prices of money market securities owned by the Government Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.
     An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Government Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Government Fund.
Performance Information
     The following chart demonstrates the risks of investing in the Government Fund by showing changes in the performance of the Government Fund’s Institutional Shares from year to year. In June 2008, the Government Fund changed its investment policy from investing in high-grade money market instruments generally to it’s current policy of investing in U.S. Treasury and U.S. Government agency obligations and repurchase agreements collateralized by cash or such obligations. As a result, the performance for most of the periods indicated below are reflective of the Government Fund’s prior investment policy. Past performance is not an indication of future performance.
[The following table was represented as a bar chart in the printed material.]

2003	0.97%*
2004	2.24%
2005	3.09%
2006	4.97%
2007	5.26%
2008	%
Of course, past performance does not indicate how the Government Fund will perform in the future.

	Institutional Shares
Best Quarter:	3Q ’07	1.33%
Worst Quarter:	3Q ’03	0.23%

Average Annual Returns			Since Inception of the
For the periods ending 12/31/08	One Year	Three Year	Share Class
Government Fund	%	%	%

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The returns listed above are quoted net of all fees. The inception date of the Institutional Share Class was 1/15/03. As of December 31, 2008, the Institutional Shares 7-day yield was ___%**. Current yield information for the Institutional Shares is available toll-free by calling (866) WCM-FUND.

*	For the period January 15, 2003 (commencement of operations) through December 31, 2003.

**	Amount reflects the effect of the contractual fee waivers and expense reimbursements by Williams Capital Management, LLC (the “Adviser”). If the contractual fee waivers and expense reimbursements had not been in effect, the yield would have been lower.

Expenses and Fees
     This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Government Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) (Reinvested Dividends)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses deducted from Government Fund assets):
Management Fees	0.12%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	None
Other Expenses	%

Total Annual Fund Operating Expenses*	%

*	The total annual fund operating expenses do not correlate to the ratio of expenses to average daily net assets given in the financial highlights, which reflects the operating expenses of the Government Fund and does not include Acquired Fund fees and expenses. The Acquired Funds’ expense ratios amount to less than 0.01 % of the average daily net assets of the Government Fund. The Adviser has contractually agreed to cap the Government Fund level operating expenses (Advisory Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares’ average daily net assets. [For the fiscal year ended October 31, 2008, the Government Fund level operating expenses did not exceed this limit. The Adviser’s contractual agreement to cap the Government Fund level operating expenses of the Institutional Shares will expire on March 1, 2010.] —

Example
     This Example is intended to help you compare the cost of investing in the Institutional Shares of the Government Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Shares of the Government Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$	$	$	$

5

WILLIAMS CAPITAL LIQUID ASSETS FUND
SUMMARY
Investment Objective
     The Liquid Assets Fund is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.
Primary Investment Strategy
     The Liquid Assets Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.
Key Risks
     All money market instruments may change in value in response to changes in interest rates. The prices of money market securities owned by the Liquid Assets Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.
     An investment in the Liquid Assets Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Liquid Assets Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Liquid Assets Fund.
Performance Information
          The Liquid Assets Fund has not yet commenced operations, therefore no performance information is available. After the first full calendar year a risk/return chart and table will be provided.
Expenses and Fees
     This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Liquid Assets Fund.

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) (as a % of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) (Reinvested Dividends)	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee	None
Annual Fund Operating Expenses (expenses deducted from Liquid Assets Fund assets):
Management Fees	0.12%
Distribution (12b-1) Fees	None
Shareholder Servicing Fees	None
Other Expenses*		%

Total Annual Fund Operating Expenses		%

Less Waivers and Reimbursements**		%

Net Expenses	0.20%

*	Other expenses are based on estimated amounts for the current fiscal year.

**	The Adviser has contractually agreed to cap the Liquid Assets Fund level operating expenses (Advisory Fees and Other Expenses) of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares’ average daily net assets. The Adviser’s contractual agreement to cap the Liquid Assets Fund level operating expenses of the Institutional Shares will expire on March 1, 2010.

Example
     This Example is intended to help you compare the cost of investing in the Institutional Shares of the Liquid Assets Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Shares of the Liquid Assets Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Institutional Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$	$	$	$

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FUND BASICS
Important Definitions
     Asset-Backed and Mortgage-Backed Securities: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.
     Commercial Paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
     Liquidity: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.
     Repurchase Agreement: A type of short-term investment. A dealer sells securities to the Fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
     Variable or Floating Rate Securities: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
     Dollar Weighted Average Maturity: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund’s portfolio must redeem the principal amount of the debt. “Dollar weighted” means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
     Zero-Coupon Bonds: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.
     Master Notes: Master notes are unsecured obligations that are redeemable upon demand.
Investment Details
Government Fund
          The Government Fund invests in U.S. Treasury obligations, senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA, and repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA.
          Obligations held by the Government Fund will be “eligible securities” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which regulates money market mutual funds.
          The Government Fund may invest in repurchase agreements collateralized by cash, U.S. Treasury obligations and/or senior debt obligations of U.S. Government agencies that carry ratings of Aaa/AAA with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Government Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and pdrice. These transactions must be fully collateralized at all times.
     The Government Fund may invest in variable and floating rate instruments of the U.S. Government or its agencies that ultimately mature in more than 397 days.
Liquid Assets Fund
     The Liquid Assets Fund Fund invests in a broad range of money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Liquid Assets Fund will be “eligible securities” as defined in Rule 2a-7 under the 1940 Act, which regulates money market mutual funds.

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     The Liquid Assets Fund will invest only in high-quality money market instruments including, but not limited to, commercial paper, master notes, asset-backed and mortgage-backed securities, and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more nationally-recognized statistical rating organizations or are of comparable quality to securities having such ratings. Additionally, Liquid Assets Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.
     The Liquid Assets Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.
     The Liquid Assets Fund may invest in variable and floating rate instruments of the U.S. Government or its agencies that ultimately mature in more than 397 days.
     The Liquid Assets Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Liquid Assets Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.
     The Liquid Assets Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which the Liquid Assets Fund may invest.

     The Adviser measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security’s credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Board of Trustees of the Trust.
     Investment objectives and investment policies or practices of each Fund that are not designated as fundamental may be changed by the Trust’s Board of Trustees without shareholder approval. Each Funds’ additional fundamental and non-fundamental investment policies are described in the SAI. Additionally, a description of each Funds’ policies and procedures with respect to the disclosure of each Funds’ portfolio securities is available in the Funds’ SAI.
Other Risks and Considerations
     In addition to the risk of interest rate change discussed above, other risks could affect performance of the Funds such as:
•	The Adviser could select investments that underperform investments of other comparable funds;

•	An issuer of a security held by either Fund could default on its obligation to repay interest or principal;

•	The counterparty to a repurchase agreement or other transaction could default on its obligations;

•	Investing in floating or variable rate securities instead of fixed rate obligations diminishes the potential for capital appreciation. as interest rates decrease;

•	A Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected; and

•	Over time, the real value of each Fund’s yield may be eroded by inflation.

Net Asset Value: The value of everything a Fund owns, minus everything it owes, divided by the number of the Fund’s shares held by shareholders.
Valuing Shares
     A mutual fund is a pool of investors’ money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and

8

has 5 million shares outstanding, the net asset value (“NAV”) per share is $1.00. When you buy Institutional Shares you pay the NAV per share. Although each Fund seeks to maintain a NAV of $1.00 per share by valuing its portfolio of securities using the amortized cost method and complying with Rule 2a-7 under the 1940 Act, there is no guarantee it will be able to do so.
     NAV is calculated separately for each class of shares of each Fund as of 5:00 p.m. Eastern time on each day both the New York Stock Exchange (the “NYSE”) and the Federal Reserve Bank of New York are open. Shares will not be priced on days when either the NYSE or the Federal Reserve Bank of New York is closed.
     Currently, each Fund offers only Institutional Shares. Institutional Shares are described in this Prospectus.
Market Timing
     Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board of Trustees has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to the (i) each Fund’s use of the amortized cost methodology of maintaining each Fund’s NAV at $1.00 each day, (ii) nature of each Fund’s portfolio holdings, and (iii) nature of each Fund’s shareholders, it is unlikely that (a) market timing would be attempted by each Fund’s shareholders or (b) any attempts to market time each Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board of Trustees has not adopted a market timing policy for the Funds.
Disclosure of Portfolio Holdings
     A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Combined Statement of Additional Information (“SAI”).
     Management Fees: Fees paid to the Investment Adviser for portfolio management services.
     Distribution Fees: A method of charging distribution-related expenses against Fund assets.
     Shareholder Servicing Fees: Fees that are paid to the Investment Adviser and/or its affiliates for shareholder account service and maintenance.
     Other Expenses: Include administration, transfer agency and custody expenses, professional fees and registration fees.
Proper Form. A purchase order or a redemption request is in “proper form” upon receipt of Federal funds and when all required documents are properly completed, signed and received by the Funds. Additionally, when completing a new account application, you will be required to supply the Funds with information such as your tax identification number, that will assist the Funds in verifying your identity, as required by Federal law. If you are unable to provide sufficient information to verify your identity, the Funds will not open an account for you. As required by law, the Funds may employ various procedures, such as comparing your information to fraud databases or requesting additional information and documentation from you, to ensure that the information supplied by you is correct.
SHAREHOLDER INFORMATION
     This section describes how to do business with the Funds.
How to Reach the Funds

By Telephone:	(866) WCM-FUND

By Mail:	Williams Capital Management Trust
[Name of Fund]
570 Seventh Avenue, 5th floor
New York, NY 10018

Buying Shares

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     Shares of each Fund are sold at the NAV (generally $1.00) next determined after receipt of a purchase order in “proper form.” Purchase offers are accepted on any day on which both the NYSE and the Federal Reserve Bank of New York are open (“Fund Business Day”). Each Fund does not determine its NAV, and purchase orders are not accepted on the days those institutions observe the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran’s Day, Thanksgiving Day and Christmas Day.
Methods for Purchasing Shares
     You may purchase shares of the Funds by the following methods:

•	By Telephone. You may call the Adviser at (866) WCM-FUND to request an account application form to open an account. Once the account application form has been signed, completed and has been received by the Adviser, an initial purchase may be made by check or wire. Subsequent purchases may then be requested by telephone. If the Adviser receives a completed purchase order, in proper form before 5:00 p.m. Eastern time (the “Cut-Off Time”), you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or the Bond Market Association recommends that the government securities markets close early, a Fund may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND.

Investors who place orders after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

•	Through a Financial Institution. You may purchase shares through a broker-dealer, financial adviser or other financial institution (each, an “Institution”) that has entered into an agreement with the Funds or the Distributor to purchase Institutional Shares.

•	By Mail. You may open an account directly by completing, signing and mailing an account application and a check made payable to the Name of the Fundto:

Williams Capital Management Trust
[Name of Fund]
570 Seventh Avenue, 5th floor
New York, NY 10018

•	By Wire. To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND. If the Adviser receives a completed account application in proper form before the Cut-Off Time, you will begin to earn dividends the same Fund Business Day. If the NYSE closes early or the Bond Market Association recommends that the government securities markets close early, a Fund may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND.

Investors who place orders after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

The following procedure will help assure prompt receipt of your Federal Reserve wire:
A.	Telephone the Adviser toll free at (866) WCM-FUND and provide the following information:
•	Your name

•	Address

•	Telephone number

•	Taxpayer ID number

•	Name of Fund

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•	Fund account number

•	The amount being wired

•	The identity of the bank wiring funds
(Investors must also notify the Adviser before wiring funds.)
B.	Instruct your bank to wire the specified amount to the Fund as follows:
The Bank of New York Mellon
Account Name: [Name of Fund]
Account Number: 8900587962
ABA Number: 021-000-018
Ref: [Shareholder Name and Account Number]
     To allow the Adviser to manage the Funds most effectively, investors are encouraged to execute all trades before 5:00 p.m. Eastern time. To protect each Funds’ performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. A Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund’s management.
     The Funds and the Adviser each reserves the right to reject any purchase order for any reason. The Funds do not accept third-party checks, money orders, traveler’s checks and credit card convenience checks for purchases. Bank starter checks will not be accepted for initial purchases.

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Share Certificates
     The Bank of New York Mellon (the “Transfer Agent”) maintains a share account for each shareholder. The Funds do not issue share certificates.
Account Statements
     Monthly account statements are sent to investors to report transactions such as purchases and redemptions as well as dividends paid during the month. When share purchases are effected through an Institution, confirmations of the share purchases and monthly account statements will be sent to the Institution involved.
Minimum Investment Required
     The minimum initial investment in Institutional Shares of each Fund is $5,000,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.
     Due to the cost to the Funds of maintaining smaller accounts, the Funds reserve the right to redeem, upon 60 days’ written notice, all shares in an account with an aggregate NAV of less than $1,000,000 unless an investment is made to restore the minimum value.
Selling Shares
     You may redeem your shares without charge at the NAV next determined after a Fund receives your redemption request in proper form. Each Fund will pay the proceeds of the withdrawal either in Federal funds or in securities (“in-kind”) at the discretion of the Adviser, normally on the same Fund Business Day as the withdrawal if the redemption order is received prior to the 5:00 p.m. Eastern time NAV calculation and on the next Fund Business Day after the withdrawal if the redemption order is received after the 5:00 p.m. Eastern time NAV calculation, but in any event no more than seven days after the withdrawal. A Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.
     Each Fund reserve the right to make payment in-kind rather than in cash for amounts redeemed by a shareholder in any 90-day period in excess of $250,000 or 1% of the Fund’s net assets, whichever is less. If a Fund deems it advisable for the benefit of all shareholders, redemptions in-kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.
Methods for Selling Shares
     You may sell shares of a Fund by the following methods:

•	By Telephone. You may redeem your shares by telephoning the Adviser at (866) WCM-FUND. You must provide the Adviser with your account number, the name of the Fund and the exact name in which the shares are registered. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Adviser nor a Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.

In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

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•	Written Requests. Redemption requests may be made by writing to:
Williams Capital Management Trust
[Name of Fund]
570 Seventh Avenue, 5th floor
New York, NY 10018
Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.
A written redemption request and any instruction to change the shareholder’s record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account requires a signature guarantee from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (NYSE Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations that must be considered when requesting their guarantee. The Transfer Agent and Adviser may reject any signature guarantee if it believes the transaction would otherwise be improper.
     If a Fund receives your redemption request in proper form before 5:00 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If your redemption request is received in proper form after 5:00 p.m. Eastern time, payment is normally wired the next Fund Business Day.
     The Adviser may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to a Fund.
     Each Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or the Securities and Exchange Commission orders the Fund to suspend redemptions.
Dividends, Capital Gains and Taxation
Dividends
     Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of each month. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of a Fund unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.
Capital Gains Distributions
     Net realized short-term capital gain, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. Each Fund does not anticipate that it will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.
Taxation
     Dividends paid by a Fund out of its net investment income (including net realized short-term capital gain) generally are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gain, if any, realized by a Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. The tax rate on certain dividend income and long term capital gains applicable to individuals has been reduced for taxable years beginning before 2011. However, to the extent a Fund’s distributions are derived from income on short-term debt securities and short-term capital gains, the Fund’s distributions will not be eligible for this reduced dividend tax rate.
     Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

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     If you redeem Fund shares you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.
     If you are neither a tax resident nor a citizen of the U.S. or if you are a foreign entity, a Fund’s ordinary income dividends (which may include distributions of net short-term capital gain) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. However, for taxable years beginning before January 1, 2009, certain distributions designated by the Fund as either interest-related dividends or short term capital gain dividends and paid to a foreign shareholder would be eligible for an exemption from U.S. withholding tax. It cannot be predicted whether the Fund will make these designations.
     The Funds are required by Federal law to withhold 28% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security number or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.
     Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.
     Some states and localities do not tax dividends paid on shares of a Fund that are attributable to interest from U.S. Government obligations (but may not exempt interest earned on repurchase agreements secured by such obligations).
     Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by a Fund will be mailed to shareholders shortly after the close of each calendar year.
     The foregoing is only a summary of some of the tax considerations generally affecting a Fund and its shareholders. The SAI contains a more detailed discussion. Because other Federal, state or local considerations may apply, investors are urged to consult their tax advisors.
FUND MANAGEMENT
Board of Trustees
     The business of the Trust and the Funds is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Funds and meets regularly to review the Funds’ performance, monitor its investment activities and practices, and review other matters affecting the Funds and the Trust. Additional information regarding the Trustees, as well as the Trust’s executive officers, may be found in the SAI under the heading “Management of the Funds.” The Trust’s Board of Trustees is comprised of Christopher J. Williams, Dail St. Claire, Desmond G. FitzGerald, Brian J. Heidtke and John E. Hull.
The Adviser
     Williams Capital Management, LLC serves as the Adviser to the Funds pursuant to an investment advisory agreement with the Trust. The Adviser’s address is 570 Seventh Avenue, 5th Floor, New York, New York 10018. Subject to the general control of the Trust’s Board of Trustees, the Adviser manages the Funds, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser focuses on short-term fixed income investment strategies and as of January 31, 2009 had approximately $            million in assets under management. The Adviser is wholly-owned by The Williams Capital Group L.P., a Delaware limited partnership.
     Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser and holds a controlling interest in The Williams Capital Group, L.P. Dail St. Claire is the Managing Director of the Adviser and President of the Funds. Shayna Malnak is Sr. Credit Analyst of the Funds and the Adviser. She is also Chief Compliance Officer of the Funds and the Adviser. Jeff Paul is Portfolio Manager of the Adviser and Lead Portfolio Manager of the Funds.

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     For its services, the Adviser is entitled to receive a fee at an annual rate equal to 0.12% of each Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee and/or reimburse the Institutional Shares’ expenses to the extent necessary to maintain the Institutional Shares’ fund level operating expenses for each Fund at 0.20% of the Institutional Shares’ average daily net assets (the “Expense Limitation”). The Expense Limitation will expire on March 1, 20109.
     The Adviser may make payments, out of the Adviser’s own assets, for distribution and/or administration services related to the Funds, to broker- dealers, financial intermediaries, record keepers and other service providers. For the year ended October 31, 2008, the Adviser paid $___ for such services for the Government Fund.
     For a discussion of the basis of the Trustees’ approval of the Government Funds’ investment advisory agreement, please see the Government Fund’s semi-annual shareholder report for the fiscal period ended April 30, 2008. A discussion of the basis of the Trustees’ approval of both Funds’ investment advisory arrangements will be included in the Funds’ semi-annual shareholder report for the period ended April 30, 2009.
     No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the SAI and the Funds’ official sales literature in connection with the offering of the Funds’ shares, and if given or made, such information or representations must not be relied upon as having been authorized by the Trust or the Funds. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
FINANCIAL HIGHLIGHTS
     The Financial Highlights table is intended to help you understand the Government Fund’s financial performance for the past five years.. Certain information reflects financial results for a single share of the Institutional Shares. The total return in the table represents the rate that an investor would have earned on an investment in the Government Fund’s Institutional Shares (assuming reinvestment of all dividends and distributions). The information in these tables for the fiscal years ended October 31, 2008, October 31, 2007, October 31, 2006 and October 31, 2005, has been audited by Tait, Weller & Baker LLP (“Tait Weller”), the Fund’s independent registered public accounting firm. The information in these tables for the fiscal year ended October 31, 2004 was audited by the Funds’ previous independent registered public accounting firm. Tait Weller’s report and the Fund’s financial statements are included in the Fund’s annual report, which is available upon request. The financial information included in this table should be read in conjunction with the financial statements incorporated by reference in the SAI.
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND

Williams Capital Liquid Assets Fund	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Financial Highlights	October 31,	October 31,	October 31,	October 31,	October 31,
For a Shares Outstanding Throughout Each Period	2008	2007	2006	2005	2004
Net asset value, beginning of period		$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income		(0.052)	0.047	0.027	0.011
Net realized gain on investments		0.000 (a)	—	0.000 (a)	0.000	(a)

Total from investment operations		0.052	0.047	0.027	0.011

Less Distributions:
Dividends from net investment income		(0.052)	(0.047)	(0.027)	(0.011)
Distributions from net realized gains		—	—	—	(0.000	)(a)

Total distributions		(0.052)	(0.047)	(0.027)	(0.011)

Net asset value, end of period		$1.00	$1.00	$1.00	$1.00

Total Return		5.32%	4.76%	2.73%	1.09%

Ratios to Average Net Assets/Supplemental Data:
Net assets, end of period (in 000’s)		$796,166	$881,572	$531,532	$411,535
Ratio of operating expenses to average net assets		0.19%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets		5.20%	4.71%	2.75%	1.14%
Ratio of operating expenses to average net assets without expense waivers and reimbursements		0.19%	0.22%	0.24%	0.31%

(a)	Amount represents less than $0.001 per share.

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See notes to financial statements.
WILLIAMS CAPITAL LIQUID ASSETS FUND
     The Liquid Assets Fund has not yet commenced operations and therefore does not have any financial highlights.

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NOTICE OF PRIVACY POLICY AND PRACTICES
Commitment to Shareholder Privacy
     Williams Capital Management Trust (the “Trust”) recognizes and respects the privacy expectations of each of our shareholders. We believe the confidentiality and protection of shareholder information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.
Collection and Disclosure of Shareholder Information
     The Trust collects, retains and uses shareholder information only where we reasonably believe it would be useful to the shareholder and allowed by law. We only use such information to enhance, evaluate or modify a shareholder’s relationship with the Trust — to administer shareholder accounts, or to identify specific financial needs and to provide shareholders with information about the Trust and related products and services. We do not sell personal information about shareholders to third parties for their independent use.
     Shareholder information collected by, or on behalf, of the Trust generally comes from the following sources:
•	account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or shareholders inquiring about the Trust;

•	transaction history of a shareholder’s account; or

•	third parties.
We may disclose shareholder information to third parties that are not affiliated with the Trust:
•	as permitted by law, for example to service providers who maintain or service shareholder accounts for the Fund or to a shareholder’s broker or agent; or

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.
Security of Shareholder Information
We require service providers to the Fund:
•	to maintain policies and procedures designed to assure only appropriate access to information about shareholders of the Fund;

•	to limit the use of information about shareholders of the Fund to the purposes for which the information was disclosed or as otherwise permitted by law; and

•	to maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of shareholders of the Fund.
THIS IS NOT PART OF THE PROSPECTUS.

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     For more information about the Funds:
     The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. Additional information about the Funds’ investments is available in each Fund’s annual and semi-annual reports. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund’s performance during its last fiscal year.
     The SAI and the Funds’ annual and semi-annual reports are available, without charge, upon request by calling (866) WCM-FUND.
     Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
Dail St. Claire, President
Williams Capital Government Money MarketFund
Williams Capital Liquid Assets Fund
Williams Capital Management Trust
570 Seventh Avenue, 5th Floor
New York, NY 10018
     Investment Company Act File Number is 811-21186.

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WILLIAMS CAPITAL MANAGEMENT TRUST
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF ADDITIONAL INFORMATION
FEBRUARY 28, 2009
INVESTMENT ADVISER:
WILLIAMS CAPITAL MANAGEMENT, LLC
THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENTS THE COMBINED PROSPECTUSES DATED FEBRUARY 28, 2009 OF THE WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND (THE “GOVERNMENT FUND”) AND THE WILLIAMS CAPITAL LIQUID ASSETS FUND (THE “LIQUID ASSETS FUND”), BOTH MONEY MARKET FUNDS, AND SHOULD BE READ ONLY IN CONJUNCTION WITH THOSE PROSPECTUSES, COPIES OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CALLING (866) WCM-FUND.
THE GOVERNMENT FUNDS’ FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR THE FISCAL YEAR ENDED OCTOBER 31, 2008, INCLUDING THE INDEPENDENT AUDITORS’ REPORT THEREON, ARE INCLUDED IN THE GOVERNMENT FUNDS’ ANNUAL REPORT AND ARE INCORPORATED HEREIN BY REFERENCE. A COPY OF THE GOVERNMENT FUNDS’ ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 2008 MAY BE OBTAINED WITHOUT CHARGE BY CALLING (866) WCM-FUND.
AS OF THE DATE OF THIS SAI, THE LIQUID ASSETS FUND HAD NOT COMMENCED OPERATIONS.
THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

WILLIAMS CAPITAL MANAGEMENT TRUST
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
WILLIAMS CAPITAL LIQUID ASSETS FUND
STATEMENT OF ADDITIONAL INFORMATION

WILLIAMS CAPITAL MANAGEMENT TRUST
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND

WILLIAMS CAPITAL LIQUID ASSETS FUND
HISTORY OF THE TRUST
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is an open-end management investment company. The Williams Capital Government Money Market Fund (the “Government Fund”) and the Williams Capital Liquid Assets Fund (the “Liquid Assets Fund”, and each a “Fund”, and together, the “Funds”)are the only series of the Trust. This Statement of Additional Information (“SAI”) contains information about Institutional Shares and Service Shares.
INVESTMENT OBJECTIVE
The Funds’ prospectuses contain information about the investment objective and policies of the Funds. This SAI should only be read in conjunction with the Funds’ prospectuses. In addition to the principal investment strategies and the principal risks of the Funds described in the Funds’ prospectuses, the Funds may also employ the investment practices described below.
ADDITIONAL INVESTMENT POLICIES, PRACTICES AND LIMITATIONS
The Funds may not change any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Funds that are not designated as fundamental may be changed by the Trust’s Board of Trustees (the “Board” or the “Trustees”) without shareholder approval. The Funds’ additional fundamental and non-fundamental investment policies are described further below as a supplement to the disclosure in the prospectus.
BORROWING
As a fundamental investment policy, each Fund may borrow money only for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of that Fund’s total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, each Fund might have to sell its holdings to meet interest or principal payments at a time when investment considerations would not favor such sales. As a non-fundamental investment policy, neither Fund may purchase securities for investment while any borrowing equaling 5% or more of that Fund’s total assets is outstanding.
REPURCHASE AGREEMENTS
Each Fund may purchase repurchase agreements fully collateralized (the value of the underlying securities used to collateralize the repurchase agreement is at least 102% of the maturity value) by U.S. Government obligations or cash. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security, which is determined daily by Williams Capital Management, LLC (the “Adviser”). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that a Fund could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, a Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty’s bankruptcy, a Fund might be delayed in, or prevented from, selling the collateral for the Fund’s benefit.
REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements under the circumstances described in “Investment Restrictions.” In substance, a reverse repurchase agreement is a borrowing for which a Fund provides securities as collateral. Under a reverse repurchase agreement, a Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. Each Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institution. While a Fund is party to a reverse repurchase agreement, the Fund’s custodian will segregate cash or liquid high-quality debt obligations from the Fund’s portfolio equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Fund’s ability to reacquire the underlying securities.
PURCHASE OF OTHER INVESTMENT COMPANY SHARES
Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund’s expenses.
ILLIQUID SECURITIES
Each Fund may invest up to 10% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, neither Fund will invest in repurchase agreements having maturities in excess of one year. Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by each Fund pursuant to guidelines adopted by the Board, and reports periodically to the Board.
SECTION 4(2) COMMERCIAL PAPER
The Liquid Assets Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not for distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Liquid Assets Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Liquid Assets Fund’s percentage limitations on illiquid securities when the Adviser, pursuant to guidelines adopted by the Board, determines that a liquid trading market exists.
U.S. GOVERNMENT SECURITIES
Each Fund may purchase U.S. Government securities. The types of U.S. Government obligations in which each Fund may at times invest include: (1) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.
Each Fund may purchase U.S. Government obligations on a forward commitment basis. Each Fund may also purchase Treasury Inflation Protected Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers.
WHEN-ISSUED SECURITIES
Each Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the purchasing Fund until settlement takes place. The purchasing Fund segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on a Fund’s records on a daily basis so that the market value of the account will equal the amount of such commitments by a Fund. When entering into a when-issued transaction, each Fund will rely on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. Neither Fund will invest more than 25% of its net assets in when-issued securities.
Securities purchased on a when-issued basis and held by a Fund are subject to changes in market value based upon the public’s perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund’s net asset value.
When payment for when-issued securities is due, each Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund’s payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to Federal income taxes.
FORWARD COMMITMENTS
Each Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by a Fund of a dollar amount sufficient to make payment for the Fund’s securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause a Fund to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.
ASSET-BACKED SECURITIES
The Liquid Assets Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the issuer’s other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, a Fund may experience loss or delay in receiving payment and a decrease in the value of the security.
MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES
Each Fund may invest in mortgage pass-through certificates to the extent consistent with their investment policies. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the U.S. The securities are “pass-through” securities because they provide investors with monthly payments of principal and interest that, in effect, are a “pass-through” of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association (“GNMA”), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation (“FHLMC”), which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association (“FNMA”), a government-sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

1.	GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the “modified pass-through” mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.
2.	FHLMC Mortgage Participation Certificates (“Freddie Macs”). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guaranty of ultimate payment of principal at any time after default on an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.
3.	FNMA Guaranteed Mortgage Pass-Through Certificates (“Fannie Maes”). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.
The market value of mortgage-backed and mortgage-related securities depends on, among other things, the level of interest rates, the certificates’ coupon rates and the payment history of the underlying borrowers.
Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical non-callable bonds with similar maturities at “locking in” yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.
VARIABLE AND FLOATING RATE SECURITIES
Each Fund may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

STRIPPED SECURITIES
Each Fund may invest in stripped securities, which are U.S. Treasury bonds and notes, the unmatured interest coupons of which have been separated from the underlying obligation. Stripped securities are zero coupon obligations that are normally issued at a discount from their face value. Each Fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, which is typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Each Fund intends to rely on the opinions of counsel to the sellers of these certificates or other evidences of ownership of U.S. Treasury obligations that, for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities. Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on the U.S. Treasury obligations that they represent is so guaranteed.
ZERO COUPON SECURITIES
Each Fund may invest in zero coupon securities, which are notes, bonds and debentures that (i) do not pay current interest and are issued at a substantial discount from par value, (ii) have been stripped of their unmatured interest coupons and receipts, or (iii) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.
Because a Fund accrues taxable income from zero coupon securities without receiving regular interest payments in cash, the Fund may be required to sell portfolio securities in order to pay a dividend. Investing in these securities might also force a Fund to sell portfolio securities to maintain portfolio liquidity.
Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees of the Trust has adopted Policies on Disclosure of Portfolio Holdings (the “Disclosure Policies”) designed to prevent the selective disclosure of non-public information concerning the Trust and Funds. The Disclosure Policies stated that no information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except as provided below (the “Prohibition”). Please note that the Disclosure Policies are not intended to prevent the disclosure of any and all portfolio information to the Trust’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Adviser, the Board of Trustees of the Trust, the Trust’s custodian, fund accountant, administrator, independent public accountants, attorneys, and each of their respective affiliates and advisers, as each of these entities is subject to duties of confidentiality imposed by law and/or contract.
The Disclosure Policies provide for the following exceptions to the Prohibition:
1.	Publicly Available Information. The Trust may distribute (or authorize the Trust’s service providers and the Trust’s custodian or fund accountant to distribute) month-end portfolio holdings to certain mutual fund evaluation services (e.g., Morningstar and Lipper), nationally recognized statistical rating organizations, and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers.

2.	Press Interviews, Broker and Other Discussions. Portfolio managers and other senior officers or spokespersons of the Trust’s service providers or the Trust may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies.

3.	Trading Desk Reports. The Adviser’s trading desk may periodically distribute lists of applicable investments held by the Fund for the purpose of facilitating efficient trading of such securities and receipt of relevant research pursuant to certain restrictions in the Disclosure Policies related to the disclosure of the identity of Fund shareholders.

The Disclosure Policies also require that any non-public disclosure of the Funds’ portfolio holdings to third parties is only permissible so long as the third party has signed a written Confidentiality Agreement and/or has received a transmittal letter approved by an officer of the Trust. Notwithstanding anything herein to the contrary, the Trust’s Board of Trustees and the Adviser may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these Disclosure Policies. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s officers. All waivers and exceptions involving the Trust will be disclosed to the Board of Trustees of the Trust no later than its next regularly scheduled meeting. The Disclosure Policies are not intended to prevent any disclosure of portfolio holdings information required by applicable law.
The Trust does not have any arrangements to make available information about the Funds’ portfolio holdings to any person.
INVESTMENT RESTRICTIONS
The Trust has adopted the following restrictions for each Fund, which may be changed for a Fund only with the affirmative vote of a “majority of the outstanding voting securities” of that Fund, which is defined in the Investment Company Act of 1940 (the “1940 Act”) to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy. Each Fund may not:

1.	Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of a Fund’s assets taken at market value, less liabilities, other than borrowings. If at any time a Fund’s borrowings exceed this limitation due to a decline in net assets, such borrowings will, within three days, be reduced to the extent necessary to comply with this limitation. Each Fund will not purchase investments once it has borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

2.	Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidence of indebtedness that is publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entering into repurchase agreements, and provided further that a Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of that Fund’s total assets.

3.	Engage in the business of underwriting securities issued by others, except that a Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase or sale of securities subject to legal or contractual restrictions on disposition.

4.	Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.
5.	Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities); provided, however, that concentration may occur as a result of changes in the market value of portfolio securities and from investments in bankers’ acceptances, certificates of deposit, time deposits and other similar instruments issued by foreign and domestic branches of U.S. and foreign banks.

6.	Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately thereafter and as a result of such investment (i) the current market value of a Fund’s holdings in the securities of such issuer exceeds 5% of the value of a Fund’s assets, or (ii) a Fund owns more than 10% of the outstanding voting securities of the issuer, provided that such limitation does not apply to securities issued by other investment companies.

The concentration policy of each Fund (as set forth in Investment Restriction No. 5 above) permits the Fund to invest, without limit, in bankers’ acceptances, certificates of deposit and similar instruments issued by (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (iii) foreign branches of U.S. banks (in circumstances in which the Fund will have recourse to the U.S. bank for the obligations of the foreign branch). Either Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting a Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of a Fund’s assets in such industry. As a non-fundamental policy, however, the Government Fund does not invest in bankers’ acceptances, certificates of deposit and similar instruments issued by banks.

As of the date of this SAI, the 1940 Act prohibits the issuance of senior securities by mutual funds other than bank borrowings.
DIVIDENDS AND CAPITAL GAINS
DIVIDENDS
Dividends are declared daily and paid monthly, following the close of the last Fund business day of the month. A business day is any day on which the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of New York are open. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. A purchase order or redemption request is in “proper form” upon receipt of Federal funds and when all required documents are properly completed, signed and received. Each Fund’s dividends are automatically reinvested on payment dates in additional shares of that Fund unless cash payments are requested by contacting the Fund or an appointed service provider. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to a Fund or an appointed service provider. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of a Fund. If no election is made, all dividends and distributions will be reinvested.
CAPITAL GAINS DISTRIBUTIONS
Net realized short-term capital gain, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that a Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.
MANAGEMENT OF THE FUND
BOARD OF TRUSTEES
The Trustees are responsible for generally overseeing the Trust’s business. The following table provides biographical information with respect to each Trustee, including those Trustees who are not considered “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and each officer of the Trust.

		TERM OF		NUMBER OF FUNDS
	POSITION(S)	OFFICE AND		IN FUND COMPLEX	OTHER
	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN BY	DIRECTORSHIPS
NAME, ADDRESS, AND DATE OF BIRTH	FUND	TIME SERVED	DURING PAST FIVE YEARS	TRUSTEE	HELD BY TRUSTEE
INDEPENDENT TRUSTEES:
Brian J. Heidtke	Trustee	Term: Indefinite	President of The	2	None
585 Sparrowbush Road		Elected: December	Heidtke Foundation
Wyckoff, New Jersey 07481		2002	(philanthropy) (1998
DOB: 8/27/40			to present); Vice
			President, Finance
			and Corporate
			Treasurer, Colgate
			Palmolive Company
			(consumer products)
			(1986 to 2000).

Desmond G. FitzGerald	Trustee	Term: Indefinite	Chairman, North	2	Chairman, U.S.
25 Carrington Drive		Elected: December	American Properties		Guaranteed Finance
Greenwich, CT 06831		2002	Group (real estate),		Corp.; Advisory
DOB: 1/30/44			(1987 to present).		Director, Bank of
					New York; Director,
					Hilliard Farber &
					Co., Inc.; and
					Director, Holland
					Series Fund, Inc.

John E. Hull	Trustee	Term: Indefinite	Financial Vice	2	None
Andrew W. Mellon Foundation		Elected: December	President, Chief
140 East 62nd Street		2002	Investment Officer,
New York, NY 10021			Andrew W. Mellon
DOB: 9/16/47			Foundation
			(non-profit
			foundation) (2002 to
			present); Deputy
			Comptroller, Office
			of State Comptroller
			State of New York
			(1973 to 2002).

INTERESTED TRUSTEES:

		TERM OF		NUMBER OF FUNDS
	POSITION(S)	OFFICE AND		IN FUND COMPLEX	OTHER
	HELD WITH	LENGTH OF	PRINCIPAL OCCUPATION	OVERSEEN BY	DIRECTORSHIPS
NAME, ADDRESS, AND DATE OF BIRTH	FUND	TIME SERVED	DURING PAST FIVE YEARS	TRUSTEE	HELD BY TRUSTEE
Christopher J. Williams	Trustee, Chairman	Term: Indefinite	Chairman and Chief	2	Director, Harrahs
Williams Capital Management, LLC	of the Board of	Elected: December	Executive Officer of		Entertainment,
570 Seventh Avenue	Trustees, and	2002	Williams Capital		Inc.; Director,
Suite 504	Chairman and		Management, LLC (2002		Wal-Mart Stores,
New York, NY 10018	Treasurer of the		to present); Chairman		Inc.
DOB: 12/24/57	Funds		and Chief Executive
Officer of The
Williams Capital
Group, L.P. (one of
the largest
minority-owned
investment banks in
the U.S.) (1994 to
present); and former
Senior Vice
President, Lehman
Brothers, Inc. (from
1984 to 1992).

Dail St. Claire	Trustee, President	Term: Indefinite	Managing Director of	2	None
Williams Capital Management, LLC	and Secretary of	Elected: December	Williams Capital
570 Seventh Avenue	the Funds	2002	Management, LLC (2002
Suite 504			to present); First
New York, NY 10018			Vice President of
DOB: 9/23/60			Amalgamated Bank
(2000 to 2001);
Principal and
Portfolio Manager for
Utendahl Capital
Management, L.P.
(1993 to 2000); and
Senior Investment
Officer for the New
York City
Comptroller’s Office
(1989 to 1993).

OFFICERS

Shayna J. Malnak	Chief Compliance	Term: Indefinite	Employee of Williams	2	None
Williams Capital Management, LLC	Officer	Elected: March 2004	Capital Management,
570 Seventh Avenue			LLC (2002 to present)
Suite 504 New York, NY 10018 DOB: 9/29/62
The Declaration of Trust provides that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.
CODE OF ETHICS
The Trust, the Adviser and ALPS Distributors, Inc. (“ALPS” or the “Distributor”) have adopted codes of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, the Adviser and ALPS.
STANDING COMMITTEES
The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and each Fund’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating Committee and Pricing Committee.
The Audit Committee is composed of all of the Independent Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services performed. The chairman of the Audit Committee shall be responsible for pre-approving all non-audit related services subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. During the fiscal year ended October 31, 2008, the Audit Committee held two meetings.
The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees all Trustee candidates. The Trust does not have a formal policy for considering nominees to the Board of Trustees recommended by shareholders. The Nominating Committee meets as is required. During the fiscal year ended October 31, 2008, the Nominating Committee did not meet
The Pricing Committee is composed of any one Trustee and a representative from the Adviser. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended October 31, 2008, the Pricing Committee did not meet.

TRUSTEE OWNERSHIP OF SECURITIES OF THE TRUST, ADVISER AND DISTRIBUTOR
As of December 31, 2008, none of the Independent Trustees had any ownership of securities of the Adviser or ALPS or any person directly or indirectly controlling, controlled by or under common control with the Adviser or ALPS. The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2008.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity	Registered Investment Companies Overseen by Trustee
Name of Trustee	Securities in the Trust	in Family of Investment Companies
INDEPENDENT TRUSTEES
Brian J. Heidtke	None	None
John E. Hull	None	None
Desmond G. FitzGerald	None	None

INTERESTED TRUSTEES
Christopher J. Williams	None	None
Dail St. Claire	None	None
TRUSTEE COMPENSATION
Each Independent Trustee receives annual compensation from the Trust for his or her services in the amount of $12,000. In 2009, the Trust expects to pay each Independent Trustee an annual retainer of $6,000 and per-meeting attendance fees of $1,500. Each Trustee is reimbursed for reasonable travel expenses to attend Board meetings. The following table sets forth the total remuneration of Trustees and officers of the Trust for the fiscal year ended October 31, 2008.

Pension or
		Retirement		Total
		Benefits	Estimated	Compensation from
	Aggregate	Accrued as Part	Annual	Trust & Funds*
	Compensation	of Trust	Benefits Upon	Complex Paid to
Name and Position	from Trust	Expenses	Retirement	Trustees
INDEPENDENT TRUSTEE
Brian J. Heidtke	$	N/A	N/A	$
John E. Hull	$	N/A	N/A	$
Desmond G. FitzGerald	$	N/A	N/A	$

INTERESTED TRUSTEE
Christopher J. Williams	$0	N/A	N/A	$0
Dail St. Claire	$0	N/A	N/A	$0

*	The Liquid Assets Fund has not commenced operations as of the date of this SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of January 31, 2009, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Funds.
Persons or organizations owning 25% or more of the outstanding shares of a fund may be presumed to “control” (as that term is defined in the 1940 Act) a fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such fund for their approval. As of January 31, 2009, no person held 25% or more of the outstanding shares of the Funds.

As of January 31, 2009, the following persons held 5% or more of the outstanding shares of the Institutional Shares of the Government Fund.

Name and Address	Ownership	Number of Shares	Percentage
Pfizer Inc. 235 East 42nd Street New York, NY 10017	Record Owner		%

Toyota Motor Sales, USA Inc. 19001 S. Western Avenue G318 Torrance, CA 90509	Record Owner		%

MasterCard International Inc. 2000 Purchase Street Purchase, NY 10577	Record Owner		%

Metropolitan Transit Authority 1900 Main Street PO Box 61429 Houston, TX 77208	Record Owner		%

Prudential Financial, Inc. 2 Gateway Center, 3rd Floor Newark, NJ 07102-5096	Record Owner		%
THE INVESTMENT ADVISER
Williams Capital Management, LLC (the “Adviser”) is a SEC-registered investment adviser and a wholly-owned subsidiary of The Williams Capital Group, L.P., a minority-owned investment bank. Williams Capital Management offers cash management and short-term fixed income investment strategies in customized separate accounts and through the Aaa/AAAm-rated Government Fund and the Aaa/AAAm-rated Liquid Assets .
The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Funds’ investments and effecting portfolio transactions for the Funds. The Investment Advisory Agreement between the Trust and the Adviser dated January 15, 2003 (the “Advisory Agreement”) will remain in effect with respect to each Fund from year to year if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Advisory Agreement.
The Advisory Agreement is terminable without penalty by the Trust with respect to each Fund on 60 days’ written notice when authorized either by a vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to each Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties or by reason of reckless disregard of the Adviser’s obligations and duties under the Advisory Agreement.
For the services provided by the Adviser, the Trust pays the Adviser, with respect to each Fund, an annual fee of 0.12% of the total average daily net assets of each respective Fund. This fee is accrued by the Trust daily. The Adviser has contractually agreed to waive up to 100% of its advisory fee and/or to reimburse the Funds’ expenses to the extent necessary to ensure that each Fund’s’ total operating expenses do not exceed 0.20% of the average daily net assets of the Institutional Shares and 0.45% of the average daily net assets of the Service Shares of each Fund. The contractual waiver expires on March 1, 2010. For the fiscal years ended October 31, 2008, 2007 and 2006, the Adviser received fees of $___, $985,762 and $798,230, respectively, for the Government Fund. The Liquid Assets Fund had not commenced operations as of the date of this SAI.

Subject to the waivers discussed above, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the fees paid to the Adviser, administrator, custodian, accounting agent and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of memberships in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Fund’s prospectuses, SAI and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations thereof; costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the Independent Trustees; compensation of the Trust’s officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee board meetings; Securities and Exchange Commission (“SEC”) registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.
The Adviser may carry out any of its obligations under the Advisory Agreement by employing, subject to the Board’s supervision, one or more persons who are registered as investment advisers. The Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any sub-adviser except with respect with respect to matter as to which the Adviser specifically assumes responsibility in writing.
INVESTMENT MANAGEMENT TEAM
The Adviser utilizes a committee structure to manage fixed-income assets and research fixed-income securities. The Investment Policy Committee and Credit Committee include the persons listed below:

–	Christopher J. Williams is the Chairman and Chief Executive Officer of the Adviser and of the Funds. In addition, Mr. Williams is also the Chairman and Chief Executive Officer of The Williams Capital Group, L.P., which is one of the largest minority-owned investment banks in the U.S. Prior to forming The Williams Capital Group, L.P. in 1994, Mr. Williams spent eight years in the investment banking and capital markets divisions of Lehman Brothers as Senior Vice President and approximately two years as the Managing Principal of the Williams Financial Markets, a division of Jefferies & Company.

–	Dail St. Claire is the Managing Director and Co-Portfolio Manager of the Adviser and President and Co-Portfolio Manager of the Funds. In addition, Ms. St. Claire is Chairperson of the Adviser’s Investment Policy Committee. Ms. St. Claire has 23 years of investment experience with 17 years managing cash and short-term fixed-income assets. Ms. St. Claire’s current responsibilities include directing the portfolio management and credit research for the Funds. Prior to her current responsibilities, Ms. St. Claire was First Vice President of Amalgamated Bank from September 2000 to September 2001. From 1993 to September 2000, Ms. St. Claire was a Principal and Portfolio Manager for Utendahl Capital Management, L.P. Prior to serving at Utendahl, Ms. St. Claire was a Senior Investment Officer for the New York City Comptroller’s Office from 1989 until 1993.

–	Jeffery R. Paul is a Portfolio Manager of the Adviser and the Lead Portfolio Manager of the Funds. Mr. Paul has 28 years of investment experience with 18 years experience managing cash and short-term fixed-income assets. Prior to his current responsibilities, Mr. Paul was a salesperson at Bear Stearns from 2002 through 2003, and at Prebon Yamane from 2001 through 2002. Prior to that, Mr. Paul was Vice President and Senior Portfolio Manager at Chase & MD SASS Partners from 1995 through 2001.

The Credit Committee also includes:

–	Shayna Malnak is Sr. Credit Analyst of the Funds and the Adviser. She is also the Chief Compliance Officer of the Funds and the Adviser. She researches investment grade and high yield corporate credit, maintains Williams Capital Management LLC Buy Lists and assists with the Funds’ portfolio management and trading. Ms. Malnak is a member of the Funds’ Investment Policy Committee and WCM’s Credit Committee. Prior to her current responsibilities, Ms. Malnak was a Principal of The Williams Capital Group L.P., analyzing various technology companies. Before joining WCG, she was Vice President and Senior Analyst with Cambridge Global Fund from 1998 to 1999. She also worked for BBV Securities, where she analyzed Latin American industrial companies, from 1996 to 1998. Prior to that, Ms. Malnak was a Vice President at Unifund S.A., where she spent three years analyzing global public and private equity investments. Ms. Malnak began her career as an analyst in 1989 at Standard & Poor’s Corporation, where she evaluated a broad group of industrial and financial companies.

ADMINISTRATOR
Under the Fund Administration and Accounting Agreement (the “Administration Agreement”) dated January 29, 2007, The Bank of New York (“BNY”) is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Funds. BNY provides the Trust with general office facilities and supervises the overall administration of the Trust and each Fund, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by each Fund with applicable laws and regulations and arranging for the maintenance of books and records of each Fund. BNY provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust.
BNY is the principal operating subsidiary of The Bank of New York Mellon Corporation. Effective July 1, 2007, BNY and Mellon Financial Corporation entered into a definitive merger agreement and the name BNY became The Bank of New York Mellon Corporation (“BNYM”).
The Trust pays BNYM a monthly fee for accounting and administrative services determined at an annual rate of: 0.015% on the Funds’ average net assets. For the fiscal year ended October 31, 2008, BNYM received fees in the amount of $___from the Government Fund. The Liquid Assets Fund had not commenced operations as of the date of this SAI.
BNYM is located at One Wall Street, New York, New York 10286.
Prior to January 29, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”) served as the Trust’s Administrator. For the period November 1, 2006 through January 28, 2007, BISYS received a fee of $47,730 and for the fiscal year ended October 31, 2006, BISYS received fees of $158,029 from the Government Fund.
DISTRIBUTOR
ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as distributor (“ALPS” or the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Funds do not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Funds on a continuous basis only against orders to purchase shares.
TRANSFER AGENT
UMB Fund Services, Inc., 803 W. Michigan Street, Milwaukee, Wisconsin 53233 (“UMB”), serves as the Funds’ transfer agent. UMB as transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.
CUSTODIAN AND ACCOUNTING AGENT
BNYM acts as custodian of the Funds’ assets. BNYM as custodian is responsible for safeguarding and controlling the Funds’ cash and securities, handling the delivery of securities and collecting interest and dividends on the Funds’ investments.
BNYM also serves as the Funds’ accounting agent. BNYM as accounting agent is responsible for maintaining the books and records and calculating the daily net asset value of the Funds.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP (“Tait Weller”), 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the independent registered public accounting firm of the Funds. Tait Weller is responsible for auditing the financial statements of the Funds.
LEGAL COUNSEL
Sidley Austin LLP, 787 Seventh Ave, New York, New York 10019, is counsel for the Trust.
DISTRIBUTION PLAN
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Service Shares (the “Plan”). The Plan provides that the Funds may incur distribution expenses related to the sale of Service Shares of up to 0.30% per annum of each Fund’s average daily net assets attributable to such shares. The Plan provides that each Fund may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, preparation of and maintenance of a website, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Distributor. Until March 1, 2010, the Board of Trustees has authorized the Funds to make payments under the Plan at an annual rate of 0.25% of the Service Shares’ average daily net assets.
SHAREHOLDER SERVICES
The Trust has adopted a Shareholder Service Plan under which it pays shareholder servicing agents up to 0.25% of the average daily net assets of the Service Shares, so that the Funds may obtain the services of shareholder servicing agents and other qualified financial institutions to act as shareholder servicing agents for its customers. Under this Plan, the Trust has authorized the Distributor to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. Until March 1, 2010, the Funds do not intend to make any payments under the Shareholder Service Plan.
Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Funds, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing sub-accounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.
PROXY VOTING PROCEDURES
The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by each Fund to the Adviser as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight. A copy of the Trust’s proxy voting procedures is located in Appendix B and a copy of the Adviser’s proxy voting procedures is located in Appendix C. Shareholders may receive information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2008 (i) by calling (866) WCM-FUND or (ii) on the SEC’s website at www.sec.gov.
DETERMINATION OF NET ASSET VALUE
Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Funds’ net asset value (“NAV”) at $1.00 per share. These procedures include a review of the extent of any deviation of NAV per share as a result of fluctuating interest rates, based on available market rates, from the Funds’ $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling the Funds’ securities prior to maturity, reducing or withholding dividends and utilizing a NAV per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Funds’ quality criteria.
In determining the approximate market value of Fund investments, each Fund may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.
FUND TRANSACTIONS
Purchases and sales of portfolio securities for the Funds usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that either Fund will pay any amounts of commission, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of that Fund that it would otherwise be obligated to pay itself. Any transaction for which a Fund pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of a Fund, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Funds rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Funds.
Investment decisions for each Fund will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Fund and other portfolios, accounts or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund. In addition, when purchases or sales of the same security for the Funds and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denominated purchases or sales.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Shares of each Fund are sold on a continuous basis by the Distributor without any sales charge. It is each Fund’s policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, each Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
For example, in periods of declining interest rates, the daily yield on the Funds’ shares computed by dividing the annualized daily income on the Funds’ portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on the Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
ADDITIONAL REDEMPTION MATTERS
Each Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Funds’ shares as provided in the prospectuses from time to time.
Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Funds.
ADVERTISING
PERFORMANCE DATA
Each Fund may provide current yield and effective yield quotations for the Service Shares and Institutional Shares. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds is historical and is not intended to indicate future returns.
In performance advertising each Fund may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper, Inc., iMoneyNet, Inc., Thompson Financial and other companies that track the investment performance of investment companies (“Fund Tracking Companies”). Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices. Each Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.
Although published yield information is useful to investors in reviewing a class’ performance, investors should be aware that the Funds’ yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Funds of future yield or rates or return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Funds is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Funds with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Funds’ yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Funds’ financial statements.
Each Fund may advertise other forms of performance. For example, a Fund may quote un-averaged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.
CALCULATION OF PERFORMANCE
The yield for each Fund is calculated daily based upon the seven days ending on the date of calculation (“base period”). The yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.
     The 7-day yield as of October 31, 2008 on Institutional Shares of the Government Fund was ___%.
An effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:
     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] -1
     The 7-day effective yield as of October 31, 2008 on Institutional Shares of the Government Fund was ___%.
The Liquid Assets Fund had not commenced operations as of the date of this SAI. No Service Shares were outstanding on October 31, 2008.
THE YIELDS QUOTED ARE NOT INDICATIVE OF FUTURE RESULTS. YIELDS WILL DEPEND ON THE TYPE, QUALITY, MATURITY, AND INTEREST RATE OF MONEY MARKET INSTRUMENTS HELD BY THE FUND.
TAXATION
The following is only a summary of certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the prospectuses are not intended as substitutes for careful tax planning.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY
Each Fund has elected or will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, each Fund is not subject to Federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below. Distributions by the Funds made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.
In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the “Income Requirement”). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships as defined in the Code.
A regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, may elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31st as if it had been incurred in the succeeding year.
In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Funds’ taxable year, at least 50% of the value of the Funds’ assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which, the Fund has not invested more than 5% of the value of the Funds’ total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), the securities (other than securities of other regulated investment companies) of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or the securities of one or more qualified publicly traded partnerships, as defined in the Code.
If for any taxable year a Fund did not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to the shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends-received deduction in the case of corporate shareholders and the reduced tax rate applicable to qualified dividend income paid to individuals.
EXCISE TAX ON REGULATED INVESTMENT COMPANIES
A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31st of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30th or December 31st, for its taxable year (a “taxable year election”)). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.
For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31st of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).
Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
Each Fund may make investments that produce taxable income that is not matched by a corresponding receipt of cash or an offsetting loss deduction. Such investments would include obligations that have original issue discount or that accrue discount, obligations that accrue negative amortization and obligations that are subordinated in a mortgage-backed or asset-backed securities structure. Such taxable income would be treated as income earned by that Fund and would be subject to the qualification and excise tax distribution requirements of the Code. Because such income may not be matched by a corresponding receipt of cash by that Fund or an offsetting deduction, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to shareholders.

Each Fund intends to make sufficient and timely distributions to shareholders to qualify for treatment as a regulated investment company at all times.
FUND DISTRIBUTIONS
Each Fund anticipates distributions of substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for Federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.
The tax rate on certain dividend income and long-term capital gains applicable to individuals has been reduced for taxable years beginning before 2011. However, to the extent the Funds’ distributions are derived from income on short-term debt securities and short-term capital gains, the Funds’ distributions will not be eligible for this reduced dividend tax rate.
Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Funds prior to the date on which the shareholder acquired his shares.
Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.
Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.
Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.
Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31st of such calendar year if such dividends are actually paid in January of the following year.
The Fund will be required in certain cases to withhold and remit to the U.S. Treasury up to 28% of ordinary income dividends and capital gain dividends paid to any shareholder that (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to a Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.” When establishing an account, a shareholder must certify under penalty of perjury that the taxpayer identification number provided is correct and that such shareholder is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a credit against a shareholder’s Federal income tax liability if the required information is timely provided to the Internal Revenue Service.
SALE OR REDEMPTION OF SHARES
Each Fund seeks to maintain a stable NAV of $1.00 per share; however, there can be no assurance that a Fund will do this. If the NAV varies from $1.00 per share on the date of sale or redemption, a shareholder will recognize gain or loss equal to the difference between the net asset value of the shares and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss recognized on the sale or redemption of shares of a Fund may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (including through the Fund’s dividend reinvestment plan). In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
The Trust does not have any arrangements with any person or entity to permit frequent purchases and redemptions of Fund shares.
FOREIGN SHAREHOLDERS
Non-U.S. investors in a Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). A Fund may designate certain interest income and short-term capital gain distributed with respect to taxable years of the Fund beginning before 2010, as free from 30% withholding when paid to non-U.S. investors if applicable requirements are met. It cannot be predicted whether a Fund will make these designations. Even in the absence of such designation, non-U.S. investors would generally be exempt from U.S. Federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends (but not short-term capital gains), and amounts retained by a Fund that are designated as undistributed capital gains (but not short-term capital gains).
If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or domestic corporations.
In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.
The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including applicability of foreign taxes.
EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS
The foregoing general discussions of U.S. Federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect. Potential investors should consult their tax advisors about the treatment of an investment in a Fund under applicable state and local taxes.
OTHER INFORMATION
THE TRUST AND ITS SHAREHOLDERS
Currently, each Fund offers Institutional Shares. Each class of Institutional Shares and Service Shares has a different distribution arrangement. Also, to the extent one class bears expenses different from those borne by the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of a Fund if the interests of one class differ from the interests of the other.
Delaware laws provide that shareholders shall be entitled to the same limitations on personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series. The Declaration of Trust also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitations of liability was in effect and a Fund is unable to meet its obligations.
The Declaration of Trust further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Fund capital consists of shares of beneficial interest. Shares are fully paid and non-assessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Declaration of Trust, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Declaration of Trust, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trusts, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.
FINANCIAL STATEMENTS
The Government Fund’s financial statements for the fiscal year ended October 31, 2008 are hereby incorporated by reference into this SAI from the Fund’s Annual Report filed with the SEC on January ___, 2009 (accession number: 0000950152-09-                    ). The Government Fund’s Annual Report can be obtained without charge by calling the Fund at (866) WCM-FUND. The Liquid Assets Fund had not commenced operations as of the date of this SAI.

APPENDIX A
RATINGS OF DEBT INSTRUMENTS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) — LONG TERM DEBT RATINGS. The following is a description of Moody’s debt instrument ratings.
Aaa — Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than that of the Aaa securities.
A — Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
STANDARD & POOR’S RATING GROUP (“S&P”). S&P’s ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
AAA — Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
AA — Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
A — Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
RATINGS OF COMMERCIAL PAPER
MOODY’S. Moody’s short-term debt ratings are opinions of the ability of issuers to punctually repay senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:
Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
-	Leading market positions in well-established industries.

-	High rates of return on funds employed.

-	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-	Well-established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.
Issuers rated Not Prime do not fall within any of the Prime rating categories.
S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:
A-1 — This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are deemed with a plus sign (+) designation.
A-2 — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH, INC. (“FITCH”). Commercial paper rated by Fitch reflects Fitch’s current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer’s paper as F-1, F-2, F-3, or F-4.
F-1 — This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.
F-2 — Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

APPENDIX B
WILLIAMS CAPITAL MANAGEMENT TRUST
PROXY VOTING POLICY AND PROCEDURES
The Board of Trustees of Williams Capital Management Trust (the “Trust”) hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities held by certain of the Trust’s investment portfolios (each, a “Fund,” collectively, the “Funds”):
I. POLICY
It is the policy of the Board of Trustees of the Trust (the “Board”) to delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to Williams Capital Management, LLC (the “Adviser”) as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner substantially consistent with the policies of the Adviser and then ensure such proxies are voted on a timely basis.
II. FIDUCIARY DUTY
The right to vote a proxy with respect to portfolio securities held by the Funds is an asset of the Trust. The Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and their shareholders.
III. PROCEDURES
The following are the procedures adopted by the Board for the administration of this policy:
A. Review of Adviser Proxy Voting Procedures. The Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.
B. Voting Record Reporting. No less than annually, the Adviser shall report to the Board a record of each proxy voted with respect to portfolio securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest(1), the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

(1)	As it is used in this document, the term “conflict of interest” refers to a situation in which the Adviser or affiliated persons of the Adviser have a financial interest in a matter presented by a proxy other than the obligation it incurs as investment adviser to the Funds which could potentially compromise the Adviser’s independence of judgment and action with respect to the voting of the proxy.
IV. REVOCATION
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
V. ANNUAL FILING
The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.
VI. DISCLOSURES
     A. The Trust shall include in its registration statement:

     A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and
     A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.
B. The Trust shall include in its annual and semi-annual reports to shareholders:
     A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and
     A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.
     REVIEW OF POLICY.
At least annually, the Board shall review this policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

APPENDIX C
WILLIAMS CAPITAL MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES
I. TYPES OF ACCOUNTS FOR WHICH WCM VOTES PROXIES
     Williams Capital Management LLC (“WCM”) votes proxies as follows: (i) for each client that has specifically authorized us to vote them in the investment management contract or otherwise; (ii) and for each fund for which we act as adviser with the power to vote proxies.
II. GENERAL GUIDELINES
     In voting proxies, WCM is guided by general fiduciary principles. WCM’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts it manages. WCM attempts to consider all aspects of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.
III. HOW WCM VOTES
     Generally, WCM divides proxies into routine matters and non-recurring or extraordinary matters. It is WCM’s general policy, absent a particular reason to the contrary, to vote with management’s recommendations on routine matters. For non-recurring extraordinary matters, WCM votes on a case-by-case basis, generally following the policies for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no policy detailed below, WCM votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II. WCM divides issues into eleven categories listed below in Section V. In the event the             shares that are the subject of a proxy vote are subject to a voting (or similar) agreement, such agreement shall supercede these policies and WCM shall vote the relevant shares in accordance with such agreement.
IV. CONFLICTS OF INTEREST
     In furtherance of WCM’s goal to vote proxies in the best interests of clients, WCM follows procedures designed to identify and address material conflicts that may arise between WCM’s interests and those of its clients before voting proxies on behalf of such clients.
(1) Procedures for Identifying Conflicts of Interest.
     WCM relies on the following to seek to identify conflicts of interest with respect to proxy voting:
A.	WCM employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of WCM with respect to voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of WCM’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of WCM’s Compliance Officer.

B.	As noted in Section IV(2) below, WCM is deemed to have a material conflict of interest in voting proxies relating to issuers that are clients of WCM and that have historically accounted for or are projected to account for greater than 1% of WCM’s annual revenues.

C.	WCM shall not vote proxies relating to issuers on such list on behalf of client accounts until it has been determined that the conflict of interest is not material or a method for resolving such conflict of interest has been agreed upon and implemented, as described in Section IV(2) below.
(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest
A.	All conflicts of interest identified pursuant to the procedures outlined in Section IV(1) above must be brought to the attention of WCM’s Compliance Officer for resolution.

B.	WCM’s Compliance Officer will work with appropriate WCM personnel to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence WCM’s decision- making in voting the proxy. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy has a client relationship with WCM of the type described in Section IV (1) B, above. All other materiality determinations will be based on an assessment of the particular facts and circumstances. WCM’s Compliance Officer shall maintain a written record of all materiality determinations.

C.	If it is determined that a conflict of interest is not material, WCM may vote proxies notwithstanding the existence of the conflict.

D.	If it is determined that a conflict of interest is material, WCM’s Compliance Officer will work with appropriate WCM personnel to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:
-	disclosing the conflict to clients and obtaining their consent before voting;

-	suggesting to clients that they engage another party to vote the proxy on their behalf;

-	engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

-	such other method as is deemed appropriate under the circumstances given the nature of the conflict.
V. VOTING POLICY
          WCM analyzes each proxy individually. The policy guidelines below represent WCM’s usual voting position on certain recurring proxy issues that do not involve unusual circumstances. These policy guidelines can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account for which shares are being voted.
(1) Election of Directors
A.	Voting on Director Nominees in Uncontested Elections.

We vote for director nominees.

B.	Chairman and CEO is the Same Person.

We vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

C.	Majority of Independent Directors
1.	We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (e.g., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year and received compensation therefor; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

2.	We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.
D.	Stock Ownership Requirements

We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.	Term of Office

We vote against shareholder proposals to limit the tenure of independent directors.

F.	Director and Officer Indemnification and Liability Protection
1.	Subject to subparagraphs 2 and 3 below, we vote for proposals concerning director and officer indemnification and liability protection.

2.	We vote on a case-by-case basis for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.

3.	We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.
G.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

H.	Mandatory Retirement Ages

We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.
(2) Proxy Contests
A.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors.

B.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.
(3) Auditors
A.	Ratifying Auditors

We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.
(4) Proxy Contest Defenses
A.	Board Structure: Staggered vs. Annual Elections
1.	We vote against proposals to classify the board.

2.	We vote for proposals to repeal classified boards and to elect all directors annually.
B.	Shareholder Ability to Remove Directors

1.	We vote against proposals that provide that directors may be removed only for cause.

2.	We vote for proposals to restore shareholder ability to remove directors with or without cause.

3.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

4.	We vote for proposals that permit shareholders to elect directors to fill board vacancies.
C.	Cumulative Voting
1.	We vote against proposals to eliminate cumulative voting.

2.	We vote for proposals to permit cumulative voting if there is an indication of a gap in the company’s corporate governance.
D.	Shareholder Ability to Call Special Meetings
1.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

2.	We vote for proposals that remove restrictions on the right of shareholders to act independently of management.
E.	Shareholder Ability to Act by Written Consent
1.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

2.	We vote for proposals to allow or make easier shareholder action by written consent.
F.	Shareholder Ability to Alter the Size of the Board
1.	We vote for proposals that seek to fix the size of the board.

2.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.
(5) Tender Offer Defenses
A.	Poison Pills
1.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

2.	We vote on a case-by-case basis for shareholder proposals to redeem a company’s poison pill.

3.	We vote on a case-by-case basis on management proposals to ratify a poison pill.
B.	Fair Price Provisions
1.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

2.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.
C.	Greenmail
1.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

2.	We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
D.	Unequal Voting Rights

1.	We vote against dual class exchange offers.

2.	We vote against dual class re-capitalization.
E.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws
1.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

2.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.
F.	Supermajority Shareholder Vote Requirement to Approve Mergers
1.	We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

2.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.
G.	White Squire Placements

We vote for shareholder proposals to require approval of blank check preferred stock issues.
(6) Miscellaneous Governance Provisions
A.	Confidential Voting
1.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

2.	We vote for management proposals to adopt confidential voting.
B.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.	Bundled Proposals

We vote on a case-by-case basis for bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

D.	Shareholder Advisory Committees

We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

(7) Capital Structure
A.	Common Stock Authorization
1.	We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

2.	We vote for proposals to increase the number of authorized shares if the company meets certain criteria:
a)	Company has already issued a certain percentage (i.e., greater than 50%) of the company’s allotment.

b)	The proposed increase is reasonable (i.e., less than 150% of current inventory) based on an analysis of the company’s historical stock management or future growth outlook of the company.
B.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.	Reverse Stock Splits

We vote on a case-by-case basis for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.	Blank Check Preferred Stock Authorization

We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

E.	Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

F.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

G.	Pre-emptive Rights
1.	We vote on a case-by-case basis for shareholder proposals seeking to establish preemptive rights and consider the following factors:
a)	size of the company;

b)	the size of the holding (holder owning more than 1% of the outstanding shares); and,

c)	percentage of the rights offering (rule of thumb less than 5%).
2.	We vote on a case-by-case basis against shareholder proposals seeking the elimination of pre-emptive rights.
H.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

I.	Share Repurchase Programs

We vote for management proposals to institute open- market share repurchase plans in which all shareholders may participate on equal terms.
(8) Executive and Director Compensation
In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

A.	Shareholder Proposals to Limit Executive and Director Pay
1.	We vote for shareholder proposals that seek additional disclosure of executive and director pay information.

2.	We vote on a case-by-case basis for shareholder proposals that seek to limit executive and director pay. We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares, i.e., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares. We also review the annual award as a percentage of fully diluted shares outstanding.
B.	Golden Parachutes
1.	We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

2.	We vote on a case-by-case basis on proposals to ratify or cancel golden parachutes.
C.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

D.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.
(9) State/Country of Incorporation
A.	Voting on State Takeover Statutes

We vote on a case-by-case basis for proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti- greenmail provisions, and disgorgement provisions).

B.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis for proposals to change a company’s state or country of incorporation.
(10) Mergers and Corporate Restructuring
A.	Mergers and Acquisitions

We vote on a case-by-case basis for mergers and acquisitions.

B.	Corporate Restructuring

We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

C.	Spin-offs

We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

We vote on a case-by-case basis for asset sales.

E.	Liquidations

We vote on a case-by-case basis for liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

We vote on a case-by-case basis for changing the corporate name.
(11)	Social and Environmental Issues

In general we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:
1.	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

2.	the percentage of sales, assets and earnings affected;

3.	the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

4.	whether the issues presented should be dealt with through government or company-specific action;

5.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

6.	whether the company’s analysis and voting recommendation to shareholders is persuasive;

7.	what other companies have done in response to the issue;

8.	whether the proposal itself is well framed and reasonable;

9.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

10.	whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by WCM in its sole discretion.
VI. RECORD KEEPING AND OVERSIGHT
     WCM shall maintain the following records relating to proxy voting:
-	a copy of these policies and procedures;

-	a copy of each proxy form (as voted);

-	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

-	documentation relating to the identification and resolution of conflicts of interest;

-	any documents created by WCM that were material to a proxy voting decision or that memorialized the basis for that decision; and

-	a copy of each written client request for information on how WCM voted proxies on behalf of the client, and a copy of any written response by WCM to any (written or oral) client request for information on how WCM voted proxies on behalf of the requesting client.
     Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in WCM’s office.
     In addition, with respect to proxy voting records for Williams Capital Management Trust or any other fund registered under the Investment Company Act of 1940, WCM shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.
     In lieu of keeping copies of proxy statements, WCM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

     These Proxy Voting Policies and Procedures will be reviewed on an annual basis.

WILLIAMS CAPITAL MANAGEMENT TRUST (THE “TRUST”)
PART C — OTHER INFORMATION
ITEM 23. EXHIBITS
(a) Declaration of Trust (filed as Exhibit (1) to Registrant’s Initial Registration Statement filed August 21, 2002, and incorporated herein by reference).
(b) By-Laws (filed as Exhibit (b) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference).
(c) Not Applicable.
(d) Investment Advisory Agreement between the Trust and Williams Capital Management, LLC*
(e) (1) Distribution Agreement between the Trust and ALPS Distributors, Inc. (filed as Exhibit (e)(1) to Post-Effective Amendment No. 4 to the Registration Statement filed February 27, 2006 and incorporated herein by reference).
          (2) Distribution Fee Letter Agreement between Williams Capital Management, LLC and Alps Distributors, Inc.*
          (3) Form of Selling Agreement (filed as Exhibit (e)(2) to Post-Effective Amendment No. 1 to the Registration Statement filed February 27, 2004 and incorporated herein by reference).
(f) Not Applicable.
(g) Custody Agreement between the Trust and the Bank of New York*
(h) (1) Administration Agreement and Fund Accounting Agreement between the Trust and the Bank of New York*
          (2) Transfer Agency Agreement between the Trust and UMB Investor Services Group*
          (3) Blue Sky Filing Services Agreement between the Trust and UMB Investor Services Group (filed as Exhibit (h)(3) to Post-Effective Amendment No. 5 to the Registration Statement filed February 26, 2007 and incorporated herein by reference).
          (4) Funds Transfer Agreement between the Trust and the Bank of New York (filed as Exhibit (h)(2) to Post-Effective Amendment No. 4 to the Registration Statement filed February 27, 2006 and incorporated herein by reference).
(i) Opinion of counsel (filed as Exhibit (i) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference)
(j) (1) Consent of Tait, Weller & Baker LLP (to be filed by amendment).
          (2) Powers of Attorney for Christoper J. Williams, Dail St. Claire, John E. Hull, Desmond G. FitzGerald and Brian J. Heidtke (filed as Exhibit (j)(2) to Post-Effective Amendment No. 5 to the Registration Statement filed February 26, 2007 and incorporated herein by reference).
(k) Not Applicable.

(l) Not Applicable.
(m) (1) Plan of Distribution Pursuant to Rule 12b-1*
          (2) Shareholder Servicing Plan*
(n) Rule 18f-3 Plan*
(p) (1) Code of Ethics of the Trust and Williams Capital Management, LLC filed (filed as Exhibit (p)(1) to Post-Effective Amendment No. 3 to the Registration Statement filed February 25, 2005 and incorporated herein by reference)
(2) Code of Ethics of ALPS Distributors, Inc. (filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 to the Registration Statement filed January 10, 2003 and incorporated herein by reference)

*	to be filed by amendment
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.
Not Applicable.
ITEM 25. INDEMNIFICATION
Article V, Section 5.2 of the Trust’s Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to Trustees, officers and controlling persons of the Trust by the Trust pursuant to the Trust’s Declaration of Trust, its By-Laws or otherwise, the Trust is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by Trustees, officers or controlling persons of the Trust in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.
     The Trust intends to obtain insurance coverage for its Trustees and officers.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
Williams Capital Management, LLC serves as the investment adviser of the Trust (the “Adviser”) and institutional and retail investors. The principal executive officers of the Adviser are:

Name	Position with Adviser

Christopher J. Williams	Chairman and Chief Executive Officer
Dail St. Claire	Managing Director
For further information relating to the Adviser’s officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Williams Capital Management, LLC, SEC File No. 801-60920.
ITEM 27. PRINCIPAL UNDERWRITERS.
(a) The sole principal underwriter for the Trust is ALPS Distributors, Inc. which acts as distributor for the Trust and the following other funds: Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W.P. Stewart Funds, Wasatch Funds, and Westcore Trust.
(b) To the best of Trust’s knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Trust, are as follows:

Name and Principal	Positions and Offices	Positions and Offices
Address	with Registrant	with Underwriter

Edmund J. Burke	None	President

Thomas A. Carter	None	Managing Director — Sales and Finance; Treasurer

Jeremy O. May	None	Managing Director — Operations and Client Service; Secretary

Diana Adams	None	Vice President; Controller

Tane Tyler	None	Chief Legal Officer; Assistant Secretary

Name and Principal	Positions and Offices	Positions and Offices
Address	with Registrant	with Underwriter

Brad Swenson	None	Chief Compliance Officer

*	All addresses are 1290 Broadway, Suite 1100, Denver, Colorado 80203.
(c) Not Applicable
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
The account books and other documents required to be maintained by Trust pursuant to Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of:
Williams Capital Management, LLC (Investment Adviser)
570 Seventh Avenue, 5th floor
New York, NY 10018
Bank of New York Mellon (Administrator, Dividend Disbursing Agent and Custodian)
One Wall Street
New York, NY 10286
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
UMB Investor Services Group (Transfer Agent)
803 W. Michigan Street
Milwaukee, WI 53233
ITEM 29. MANAGEMENT SERVICES
The Trust has no management related service contract which is not discussed in Part A or Part B of this form.
ITEM 30. UNDERTAKINGS
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in New York City, and the State of New York on the 8th day of December, 2008.

WILLIAMS CAPITAL MANAGEMENT TRUST
By:	/s/ Christopher J. Williams
Christopher J. Williams
Chairman, Williams Capital Management Trust

SIGNATURES
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities stated and on the 8th day of December, 2008.

Signature	Title	Date

/s/ Christopher J. Williams Christopher J. Williams	Trustee, Chairman of the Fund and Treasurer	12/8/08

/s/ Dail St. Claire Dail St. Claire	Trustee, President and Secretary	12/8/08

/s/ John E. Hull* John E. Hull	Trustee	12/8/08

/s/ Desmond G. FitzGerald* Desmond G. FitzGerald	Trustee	12/8/08

/s/ Brian J. Heidtke* Brian J. Heidtke	Trustee	12/8/08

*By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth
as Attorney-in-Fact pursuant to Power of Attorney